Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Relationship Between Pay and Performance

As required by Item 402(v) of Regulation S-K, we are presenting information that describes the relationship between compensation actually paid to our NEOs, as computed in accordance with the rules prescribed by Item 402(v), and certain measures of financial performance of the Company. While the information provided below may be useful to understanding the relationship between the compensation actually paid to our NEOs and our financial performance, we believe that this disclosure should be read in the context of the more complete and comprehensive discussion of our executive compensation program set forth in the CD&A beginning on page 34, and in the CD&A sections of our Proxy Statements for prior periods presented in the table below.

Pay Versus Performance

					Value of Initial Fixed $100
					Investment Based On:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)(3)	Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(4)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(2)(5)	Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(7)	Net Income ($ in millions)(8)	Ex-Cat Operating Income ($ in millions)(9)

2023	7,721,129	5,788,287	2,458,068	1,997,478	123.91	211.53	35.3	795.7
2022	6,826,023	7,254,520	2,234,298	2,351,602	134.13	190.89	116.0	687.7
2021	6,773,668	8,437,307	2,230,923	2,666,961	127.25	160.58	418.7	834.9
2020	6,234,413	6,069,766	2,275,250	2,196,681	111.13	134.63	358.7	771.4
2019	4,979,777	6,461,988	2,068,491	2,802,346	126.73	125.87	425.1	622.9

(1)
The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Roche, our Chief Executive Officer, for each of the periods presented.
(2)
“Compensation actually paid” as set forth in this column is calculated in accordance with rules prescribed under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable NEO. The amounts set forth may be more or less than the value actually realized by an NEO based upon, among other things, the value of our Common Stock at the time of vesting of stock awards or exercise of options held by the NEO, whether the Company achieves certain performance goals in respect of such awards and/or whether such equity awards actually vest.
(3)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Each of Mr. Roche’s outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Total Equity Award Adjustments ($)

2023	(4,600,133)	3,687,677	(1,228,420)	45,533	162,501	(1,932,842)
2022	(3,960,266)	3,815,952	346,063	—	226,748	428,497
2021	(3,500,384)	4,218,774	861,727	—	83,522	1,663,639
2020	(3,000,633)	3,487,342	(478,737)	—	(172,619)	(164,647)
2019	(2,600,213)	3,048,503	994,349	—	39,572	1,482,211

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the two years preceding the year indicated.
(c)
As of December 31, 2023, Mr. Roche is deemed "retirement eligible." Accordingly, this includes the portion of his 2023 TBRSU award that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with the executive qualifying as retirement-eligible during the applicable year.
(d)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the third year prior to the year indicated. Additionally, as of December 31, 2023, Mr. Roche was deemed “retirement eligible.” Accordingly, this includes the portion of his 2022 TBRSU award that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with his qualifying as “retirement eligible” in 2023.

Mr. Roche does not participate in our frozen defined benefit plan. Accordingly, no adjustments have been included for changes in the actuarial present value of defined benefit pension plans.

(4)
The amounts in this column reflect the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs as a group (excluding the CEO) for each period presented. The NEOs included for purposes of computing the amounts in this column include Messrs. Farber, Lavey and Salvatore for 2019-2023; Mr. Kerrigan for 2020-2023; and J. Kendall Huber (former EVP and General Counsel) for 2019.
(5)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. Each of the numbers is expressed as an average for all NEOs, other than the CEO, for the periods presented. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(c)	Total Equity Award Adjustments ($)

2023	(1,062,762)	862,452	(305,478)	45,198	(460,590)
2022	(975,188)	939,752	93,755	58,985	117,304
2021	(875,182)	1,054,927	232,428	23,865	436,038
2020	(837,555)	973,516	(134,247)	(80,283)	(78,569)
2019	(863,862)	1,011,577	527,925	58,215	733,855

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the two years preceding the year indicated.
(c)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the third year prior to the year indicated.

Effective December 31, 2004, benefits under our defined benefit plan were frozen. Accordingly, no adjustments have been included for changes in the actuarial present value of the defined benefit pension plans.

(6)
Assumes $100 invested in THG common stock on December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable year in the table, including reinvestment of dividends.
(7)
Assumes $100 invested in the S&P 500 Property & Casualty Insurance Index, the index used for purposes of Item 201(e) of Regulation S-K and the peer group chosen for purposes of the TSR calculation under SEC rules, on December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable year in the table, including reinvestment of dividends. Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
(8)
Net income as reported for each year in the Company’s Form 10-K.
(9)
This financial measure is a non-GAAP financial measure. Reconciliation to the most directly comparable GAAP measure, income from continuing operations, and/or explanations of how we calculate this measure is contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.

Company Selected Measure Name	Ex-Cat Operating Income
Named Executive Officers, Footnote	(1) The amounts in this column reflect the amounts reported in the “Total” column of the Summary Compensation Table for Mr. Roche, our Chief Executive Officer, for each of the periods presented.
Peer Group Issuers, Footnote
(7)
Assumes $100 invested in the S&P 500 Property & Casualty Insurance Index, the index used for purposes of Item 201(e) of Regulation S-K and the peer group chosen for purposes of the TSR calculation under SEC rules, on December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable year in the table, including reinvestment of dividends. Peer group TSR is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 7,721,129	$ 6,826,023	$ 6,773,668	$ 6,234,413	$ 4,979,777
PEO Actually Paid Compensation Amount	$ 5,788,287	7,254,520	8,437,307	6,069,766	6,461,988
Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” as set forth in this column is calculated in accordance with rules prescribed under Item 402(v) and does not reflect the actual amounts earned or that may be earned by the applicable NEO. The amounts set forth may be more or less than the value actually realized by an NEO based upon, among other things, the value of our Common Stock at the time of vesting of stock awards or exercise of options held by the NEO, whether the Company achieves certain performance goals in respect of such awards and/or whether such equity awards actually vest.

Non-PEO NEO Average Total Compensation Amount	$ 2,458,068	2,234,298	2,230,923	2,275,250	2,068,491
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,997,478	2,351,602	2,666,961	2,196,681	2,802,346
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The amounts in this column reflect the average of the amounts reported in the “Total” column of the Summary Compensation Table for the Company’s NEOs as a group (excluding the CEO) for each period presented. The NEOs included for purposes of computing the amounts in this column include Messrs. Farber, Lavey and Salvatore for 2019-2023; Mr. Kerrigan for 2020-2023; and J. Kendall Huber (former EVP and General Counsel) for 2019.

Compensation Actually Paid vs. Total Shareholder Return	Relationship Between Compensation Actually Paid to Metrics Identified in the Pay Versus Performance Table
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

Principal Financial Metrics We Use to Link Compensation Actually Paid to Company Performance for 2023

The principal financial metrics that we use to link compensation actually paid to our performance for 2023, as further described in the CD&A beginning on page 34, are as follows:

Financial Performance Measures

Ex-Cat Operating Income (1)(2)
Pre-Tax Operating Income (2)
Relative Total Shareholder Return (3)
Adjusted Operating ROE (2)(4)

(1)
Company selected measure as noted in the above Pay Versus Performance Table.
(2)
Each of these financial measures is a non-GAAP financial measure. Definitions and, where required, reconciliations to the most directly comparable GAAP measure are contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.
(3)
For purposes of our executive compensation programs we measure Relative Total Shareholder Return over a three-year period. Please see the section entitled “Long-Term Incentive Compensation” in the CD&A beginning on page 34 for more information. For the three-year performance period ending in 2023, we measured our total shareholder return against the following 24 peer companies. We chose these companies because we believed at the beginning of the performance period that they were most representative of the companies against which we compete for business.

• American Financial Group, Inc. • American International Group Inc. • Argo Group International Holdings Ltd.	• Mercury Group Corporation • Old Republic International Corporation • ProAssurance Corporation
• Axis Capital Holdings Limited • Chubb Limited	• RLI Corp • Safety Insurance Group, Inc.
• Cincinnati Financial Corporation	• Selective Insurance Group, Inc.
• CNA Financial Corporation • Donegal Group Inc. • Horace Mann Educators Corporation • James River Group Holdings, Ltd.	• State Auto Financial Corporation • The Allstate Corporation • The Hartford Financial Services Group, Inc. • The Travelers Companies, Inc.
• Kemper Corporation	• United Fire Group, Inc.
• Markel Corporation	• W.R. Berkley Corporation
(4)
For purposes of our executive compensation programs we measure the average Adjusted Operating ROE over a three-year period. Please see the section entitled “Long-Term Incentive Compensation” in the CD&A beginning on page 34 for more information.

Total Shareholder Return Vs Peer Group
(6)
Assumes $100 invested in THG common stock on December 31, 2018, the last trading day before the start of 2019, through the last trading day for the applicable year in the table, including reinvestment of dividends.

Total Shareholder Return Amount	$ 123.91	134.13	127.25	111.13	126.73
Peer Group Total Shareholder Return Amount	211.53	190.89	160.58	134.63	125.87
Net Income (Loss)	$ 35,300,000	$ 116,000,000	$ 418,700,000	$ 358,700,000	$ 425,100,000
PEO Name	Mr. Roche	Mr. Roche	Mr. Roche	Mr. Roche	Mr. Roche
Additional 402(v) Disclosure
(3)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Each of Mr. Roche’s outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Fair Value as of Vesting Date of Equity Awards that Vested During the Same Year Granted ($)(c)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(d)	Total Equity Award Adjustments ($)

2023	(4,600,133)	3,687,677	(1,228,420)	45,533	162,501	(1,932,842)
2022	(3,960,266)	3,815,952	346,063	—	226,748	428,497
2021	(3,500,384)	4,218,774	861,727	—	83,522	1,663,639
2020	(3,000,633)	3,487,342	(478,737)	—	(172,619)	(164,647)
2019	(2,600,213)	3,048,503	994,349	—	39,572	1,482,211

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the two years preceding the year indicated.
(c)
As of December 31, 2023, Mr. Roche is deemed "retirement eligible." Accordingly, this includes the portion of his 2023 TBRSU award that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with the executive qualifying as retirement-eligible during the applicable year.
(d)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to Mr. Roche during the third year prior to the year indicated. Additionally, as of December 31, 2023, Mr. Roche was deemed “retirement eligible.” Accordingly, this includes the portion of his 2022 TBRSU award that was accelerated and withheld to pay FICA tax withholding obligations (and income taxes due on the amounts withheld) due in connection with his qualifying as “retirement eligible” in 2023.

Mr. Roche does not participate in our frozen defined benefit plan. Accordingly, no adjustments have been included for changes in the actuarial present value of defined benefit pension plans.

(5)
The amounts deducted or added in calculating the equity award adjustments required under Item 402(v) are as set forth in the following table. Each of the numbers is expressed as an average for all NEOs, other than the CEO, for the periods presented. For the periods covered, no dividends or other earnings were paid on outstanding and unvested awards. Outstanding RSUs accrue dividend equivalents in the form of additional RSUs that are not paid unless and until the underlying award vests and becomes payable. The value of dividend equivalents is reflected in the values set forth below. Moreover, while certain PBRSUs that vested during the applicable year may have vested at levels below or above target, no awards were forfeited in their entirety due to a failure to meet threshold payout levels. The valuation assumptions used to calculate the fair values of PBRSUs reflect the probable outcome of the performance conditions as of the applicable measuring date (or actual performance results approved by the CHCC as of the applicable vesting date). The valuation assumptions used to calculate fair values attributable to TBRSUs and PBRSUs, as applicable, did not materially differ from those used in our disclosures of fair value as of the grant date. The valuation assumptions to calculate fair values attributable to Options also did not materially differ from those used in our disclosures of fair value as of the grant date, other than for an adjustment for moneyness, as applicable.

Year	Deductions from Summary Compensation Table ($)	Year-End Fair Value of Outstanding and Unvested Equity Awards Granted During the Year ($)(a)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years ($)(b)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year Measured From Prior Year-End to Vesting Date ($)(c)	Total Equity Award Adjustments ($)

2023	(1,062,762)	862,452	(305,478)	45,198	(460,590)
2022	(975,188)	939,752	93,755	58,985	117,304
2021	(875,182)	1,054,927	232,428	23,865	436,038
2020	(837,555)	973,516	(134,247)	(80,283)	(78,569)
2019	(863,862)	1,011,577	527,925	58,215	733,855

(a)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the year indicated.
(b)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the two years preceding the year indicated.
(c)
Includes values attributable to TBRSUs, PBRSUs and Options, as applicable, granted to the NEO during the third year prior to the year indicated.

Effective December 31, 2004, benefits under our defined benefit plan were frozen. Accordingly, no adjustments have been included for changes in the actuarial present value of the defined benefit pension plans.

Company Selected Measure Amount	$ 795,700,000	$ 687,700,000	$ 834,900,000	$ 771,400,000	$ 622,900,000
Non PEO Name	Messrs. Farber, Lavey and Salvatore for 2019-2023; Mr. Kerrigan for 2020-2023; and J. Kendall Huber (former EVP and General Counsel) for 2019
Measure:: 1
Pay vs Performance Disclosure
Name	Ex-Cat Operating Income
Non-GAAP Measure Description
(9)
This financial measure is a non-GAAP financial measure. Reconciliation to the most directly comparable GAAP measure, income from continuing operations, and/or explanations of how we calculate this measure is contained in Appendix A to this Proxy Statement, which is incorporated herein by reference.

Measure:: 2
Pay vs Performance Disclosure
Name	Pre-Tax Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Operating ROE
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,932,842)	428,497	1,663,639	(164,647)	1,482,211
PEO | Deductions from Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,600,133)	(3,960,266)	(3,500,384)	(3,000,633)	(2,600,213)
PEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,687,677	3,815,952	4,218,774	3,487,342	3,048,503
PEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,228,420)	346,063	861,727	(478,737)	994,349
PEO | Fair Value As Of Vesting Date Of Equity Awards That Vested During The Same Year Granted
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	45,533
PEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year Measured From Prior Year End To Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,501	226,748	83,522	(172,619)	39,572
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(460,590)	117,304	436,038	(78,569)	733,855
Non-PEO NEO | Deductions from Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,062,762)	(975,188)	(875,182)	(837,555)	(863,862)
Non-PEO NEO | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	862,452	939,752	1,054,927	973,516	1,011,577
Non-PEO NEO | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(305,478)	93,755	232,428	(134,247)	527,925
Non-PEO NEO | Change In Fair Value Of Equity Awards Granted In Prior Years That Vested During The Year Measured From Prior Year End To Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 45,198	$ 58,985	$ 23,865	$ (80,283)	$ 58,215